Earnings per Share (Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit/(loss) for the year attributable to Kenon's shareholders	$ 930,273	$ 507,106	$ (13,359)
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	0	8,476	24,653
Profit/(loss) for the year from continuing operations attributable to Kenon's shareholders	$ 930,273	$ 498,630	$ (38,012)